Note 20 - Segmented Information (Details) - Segmented Revenue by Geographical Location of Customer - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Revenues
Geographical Revenue	$ 184,993	$ 170,860	$ 151,294
UNITED STATES
Revenues
Geographical Revenue	96,300	73,810	69,905
EMEA [Member]
Revenues
Geographical Revenue	68,451	72,900	62,531
CANADA
Revenues
Geographical Revenue	12,572	15,187	14,388
Asia Pacific [Member]
Revenues
Geographical Revenue	$ 7,670	$ 8,963	$ 4,470